MINERAL PROPERTIES (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Mineral Properties Tables
Mining claims
Claim #	# of hectares	Claim Start Date	Claim Expiry Date

4282128	16	February 16, 2016	February 16, 2019
4282129	16	February 16, 2016	February 16, 2019
4282130	6	February 16, 2016	February 16, 2019
4282131	9	February 16, 2016	February 16, 2019
4282132	11	February 16, 2016	February 16, 2019
4282133	13	February 16, 2016	February 16, 2019
4282134	2	February 16, 2016	February 16, 2019
Total	73 hectares (180.4 acres)

The Mining Claims are known as the "Big Monty Property" and are located in the Frecheville and Stoughton Townships, Ontario, Larder Lake District. The Claims currently in Big Monty are:

Claim #	# of hectares	Claim Start Date	Claim Expiry Date
4282128	16	February 16, 2016	February 16, 2019
4282129	16	February 16, 2016	February 16, 2019
4282130	6	February 16, 2016	February 16, 2019
4282131	9	February 16, 2016	February 16, 2019
4282132	11	February 16, 2016	February 16, 2019
4282133	13	February 16, 2016	February 16, 2019
4282134	2	February 16, 2016	February 16, 2019
Total	73 hectares (180.4 acres)